Document and Entity Information	0 Months Ended
Jul. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 25, 2013
Registrant Name	DREYFUS FUNDS INC
Central Index Key	0000038403
Amendment Flag	false
Document Creation Date	Jul 25, 2013
Document Effective Date	Jul 25, 2013
Prospectus Date	May 21, 2013
Dreyfus Mid-Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	FRSDX
Dreyfus Mid-Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	FRSCX
Dreyfus Mid-Cap Growth Fund | Class F
Risk/Return:
Trading Symbol	FRSPX
Dreyfus Mid-Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	FRSRX

Dreyfus Mid-Cap Growth Fund
Dreyfus Mid-Cap Growth Fund

July 25, 2013

DREYFUS FUNDS, INC.

-          Dreyfus Mid-Cap Growth Fund

Supplement to Summary Prospectus dated May 21, 2013 and Statutory Prospectus dated May 1, 2013

As revised, May 21, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about October 1, 2013, the following information will supersede and replace the first sentence of the first paragraph in “Principal Investment Strategy” in the summary prospectus and “Fund Summary - Principal Investment Strategy” in the prospectus and the second through eight sentences of the first paragraph in “Fund Details - Goal and Approach” in the prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with market capitalizations that fall within the range of $500 million and $20 billion (i.e., mid-cap companies).  The fund may invest up to 20% of its net assets in securities not considered to be mid-cap companies.

Label	Element	Value
Dreyfus Mid-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000038403_SupplementTextBlock

July 25, 2013

DREYFUS FUNDS, INC.

-          Dreyfus Mid-Cap Growth Fund

Supplement to Summary Prospectus dated May 21, 2013 and Statutory Prospectus dated May 1, 2013

As revised, May 21, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Mid-Cap Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about October 1, 2013, the following information will supersede and replace the first sentence of the first paragraph in “Principal Investment Strategy” in the summary prospectus and “Fund Summary - Principal Investment Strategy” in the prospectus and the second through eight sentences of the first paragraph in “Fund Details - Goal and Approach” in the prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with market capitalizations that fall within the range of $500 million and $20 billion (i.e., mid-cap companies).  The fund may invest up to 20% of its net assets in securities not considered to be mid-cap companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 21, 2013